Basis for Preparation	12 Months Ended
Dec. 31, 2022
Basis for Preparation [Abstract]
Disclosure of basis of preparation of financial statements [text block]	Basis for preparation
a.Compliance statement
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
These consolidated financial statements were approved by the Board of Director’s meeting on April 28, 2023 .
b.Functional and presentation currency
These consolidated financial statements are presented in Brazilian Reais (BRL or R$), which is the functional currency of the Group. The operating companies adopt the Brazilian Real as their functional currency, except for the subsidiary Inter & Co Payments, Inc., which has the US dollar as its functional currency, being its conversion made as described in NE 4c. All balances were rounded to the nearest thousand, unless otherwise noted.
c.Use of estimates and judgments
In preparing these consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of the accounting policies of the Group and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from such estimates. Estimates and assumptions are reviewed on an ongoing basis. Adjustments, if any, related to changes in estimates are recognized prospectively.
•Classification of financial assets (see notes 6 and 7) - evaluation of the business model in which the assets are held and evaluation if the contractual terms of the financial asset relate only to payments of principal and interest (SPPI test).
•The measurement of the provision for expected credit losses on financial assets (see notes 4e and 12) measured at amortized cost and fair value through other comprehensive income (FVOCI) requires the use of complex quantitative models and assumptions about future economic conditions and credit behavior. Several significant judgments are also needed to apply the accounting requirements for measuring expected credit loss, such as: determining the criteria to evaluate the significant increase in credit risk; selecting quantitative models; and establishing different prospective scenarios and their weighting, among others.
•Basis for consolidation (see note 4a): whether Inter has de facto control over an investee;
•Business combination (see note 4b): determination of fair values of assets acquired and liabilities assumed in business combinations.
•Income from equity interests in associates (see note 14): whether Inter has significant influence over an associate
•Impairment test of intangible assets and goodwill (see notes 16 and 4h): key assumptions related to gross expected cash flow, growth rates and discount rates.
•Deferred tax asset (note 32): the expected realization of the deferred tax asset is based on projected future taxable income and other technical studies.